Long term debt (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Jul. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 01, 2013	Dec. 31, 2012	Dec. 31, 2009
Debt Instrument [Line Items]
Long-term debt		$ 12,000
Repayment of long-term debt (note 11)		0	13,000
Gain on settlement of debt (note 11)		0	20,834
Debt Instrument, Interest Rate Terms	LIBOR plus 8%
Final Settlements [Member]
Debt Instrument [Line Items]
Gain on settlement of debt (note 11)			20,834
Settlements Of Debt [Member]
Debt Instrument [Line Items]
Long-term debt					50,000
Interest on Debt Instrument Forgiven					2,164
Repayment of long-term debt (note 11)				13,000	7,000
Debt Instrument Settlement Amount					20,000
Merck and Co Inc [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						100,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	22,000
Senior Secured Term Loan Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	12,000
Senior Secured Term Loan Facility [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	10,000